Cover	Sep. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2026
Entity File Number	001-40454
Entity Registrant Name	KULR TECHNOLOGY GROUP, INC.
Entity Central Index Key	0001662684
Entity Tax Identification Number	81-1004273
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	555 Forge River Road, Suite 100
Entity Address, City or Town	Webster
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77598
City Area Code	408
Local Phone Number	663-5247
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	KULR
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false